Accounts Receivable, net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, net
Balance at beginning of year	$ 4,156,761	$ 3,717,708
Change of allowance for doubtful accounts	727,747	738,922
Translation adjustments	(120,945)	(299,869)
Balance at end of year	$ 4,763,563	$ 4,156,761